Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
DERIVATIVE FAIR VALUE OF DERIVATIVE NET [Abstract]
Fair value of financial instruments
	December 31, 2016		December 31, 2015
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$65,182	$65,182	$81,507	$81,507
Restricted cash	$2,900	$2,900	$—	$—
Senior notes	$(368,180)	$(355,781)	$(367,178)	$(247,969)
Notes payable, including current portion	$(34,447)	$(34,447)	$—	$—
Capital lease obligations	$(17,617)	$(17,617)	$(20,649)	$(20,649)
Long-term debt, including current portion	$(25,321)	$(25,321)	$(390)	$(390)

Fair value measurements on a recurring basis
	Fair Value Measurements at December 31, 2016
	Total	Level I	Level II	Level III
Cash and cash equivalents	$65,182	$65,182	$—	$—
Restricted cash	$2,900	$2,900	$—	$—
Senior Notes	$(355,781)	$(355,781)	$—	$—
Notes payable, including current portion(1)	$(34,447)	$—	$(34,447)	$—
Capital lease obligations(1)	$(17,617)	$—	$(17,617)	$—
Long-term debt(1)	$(25,321)	$—	$(25,321)	$—

	Fair Value Measurements at December 31, 2015
	Total	Level I	Level II	Level III
Cash and cash equivalents	$81,507	$81,507	$—	$—
Senior Notes	$(247,969)	$(247,969)	$—	$—
Capital lease obligations(1)	$(20,649)	$—	$(20,649)	$—
Long-term debt(1)	$(390)	$—	$(390)	$—